BEIJING BRUSSELS CENTURY CITY HONG KONG LONDON LOS ANGELES NEWPORT BEACH	2765 Sand Hill Road Menlo Park, California 94025 TELEPHONE (650) 473-2600 FACSIMILE (650) 473-2601 www.omm.com	NEW YORK SAN FRANCISCO SHANGHAI SINGAPORE TOKYO WASHINGTON, D.C.

OUR FILE NUMBER

0642360-0004

WRITER’S DIRECT DIAL

(650) 473-2613

WRITER’S E-MAIL ADDRESS

psieben@omm.com

May 17, 2011

VIA EDGAR

Mark P. Shuman

Matthew Crispino

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4561

Washington, D.C. 20549

Re:	Overland Storage, Inc.
Registration Statement on Form S-3
Filed on April 15, 2011
File No. 333-173542

Ladies and Gentlemen:

On behalf of Overland Storage, Inc. (the “Company”), set forth below are the Company’s responses to your comment letter dated May 4, 2011 with respect to the above-referenced Registration Statement on Form S-3 as filed with the Securities and Exchange Commission (the “Commission”) on April 15, 2011 (the “Registration Statement”).

For your convenience, the Company has reproduced the comments from the Commission’s staff (the “Staff”) in the order provided followed by the Company’s corresponding response.

All references in the Company’s responses to pages and captioned sections are to Amendment No. 1 to the Registration Statement as filed with the Commission on May 17, 2011 (“Amendment No. 1”). Capitalized terms used in this letter and not otherwise defined herein have the meanings ascribed to them in Amendment No. 1.

Mark P. Shuman, May 17, 2011 - Page 2

The Company responds to the Comment Letter as follows:

Incorporation of Certain Documents by Reference, page 2

1. Please incorporate by reference your current report on Form 8-K filed on July 8, 2010, or advise. Refer to Item 12(a)(2) of Form S-3.

In response to the Staff’s comment, the Company has incorporated by reference its Current Report on Form 8-K filed with the Commission on July 8, 2010.

Selling Shareholders, page 10

2. In regard to the shares of your common stock being offered by the Clinton Magnolia Master Fund, Pinnacle Family Office Investments L.P., and the Kingsbrook Opportunities Master Fund Ltd., please ensure that you clearly identify the natural person or persons that have voting and dispositive control over such shares.

In response to the Staff’s comment, the Company has revised page 11 of Amendment No. 1 to disclose the natural person or persons having voting and dispositive control over the shares held by Clinton Magnolia Master Fund, Pinnacle Family Office Investments L.P., and the Kingsbrook Opportunities Master Fund Ltd.

3. We note that the Benchmark Company is a registered broker-dealer. Since it does not appear that this entity received the shares it is offering for sale as transaction-based compensation for the performance of investment banking or similar services, please revise to identify this selling shareholder as an underwriter, or advise.

In response to the Staff’s comment, the Company has revised page 13 of Amendment No. 1 to disclose that The Benchmark Company, LLC may be deemed to be an underwriter.

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The Company understands that the Staff may have additional comments after receiving Amendment N. 2 and this letter.

For the Staff’s convenience, we will arrange for you to receive separately a copy of Amendment No. 1 that is marked to show cumulative changes from the Registration Statement.

Mark P. Shuman, May 17, 2011 - Page 3

If you have any questions or wish to discuss any matters with respect to this letter or Amendment No 1, please do not hesitate to contact me by telephone at (650) 473-2613 or by email at psieben@omm.com.

Sincerely,

/s/ O’Melveny & Myers LLP

Paul L. Sieben of O’MELVENY & MYERS LLP

cc:	Mr. Eric L. Kelly
Mr. Kurt L. Kalbfleisch
(Overland Storage, Inc.)

Warren T. Lazarow, Esq.
(O’Melveny & Myers LLP)